Financing Receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Installment receivables
Financial Instruments [Line Items]
Cost of receivables	¥ 663,102	¥ 504,827
Reclassified receivables held for sale	873,983	711,283
Credit card receivables
Financial Instruments [Line Items]
Cost of receivables	51,792	57,261
Reclassified receivables held for sale	¥ 4,101	¥ 4,691